INVESTMENT IN TREASURY METALS	12 Months Ended
Dec. 31, 2022
INVESTMENT IN TREASURY METALS
INVESTMENT IN TREASURY METALS

8. INVESTMENT IN TREASURY METALS

a) Treasury Share Purchase Agreement Overview

On August 7, 2020, First Mining completed a transaction with Treasury Metals Inc. (“Treasury Metals”) under a share purchase agreement (the “Treasury Share Purchase Agreement”), pursuant to which Treasury Metals agreed to acquire all of the issued and outstanding shares of Tamaka Gold Corporation, a previously wholly-owned subsidiary of the Company, and 100% owner of the Goldlund Project. Under the terms of the Treasury Share Purchase Agreement, First Mining received total consideration of $91,521,000 which was comprised of (i) 43.33 million common shares (post-consolidation) of Treasury Metals (“Treasury Metals Shares”) with a fair value of $78,000,000; (ii) 11.67 million common share purchase warrants (post-consolidation) of Treasury Metals (“Treasury Metals Warrants”) with an exercise price of $1.50 for a three year term with a fair value of $9,812,000; (iii) a retained 1.5% Net Smelter Returns (“NSR”) royalty on Goldlund (0.5% of which can be bought back by Treasury Metals for $5 million in cash) with a fair value of $3,709,000; and (iv) the right to certain contingent milestone payments totaling $5 million, payable in cash on certain key advancements at Goldlund which have not been recorded as at December 31, 2022.

During the year ended December 31, 2022, the Company sold its 1.5% NSR Royalty on Goldlund for US$7,000,000 (approx. $9.6 million) and recognized a gain on the sale of mineral properties for $5,872,000 less charges of $144,000.

b) Equity Accounting Method for Investment in Treasury Metals

The Company has concluded it has significant influence over Treasury Metals. The Company is accounting for its investment using the equity method. As at December 31, 2022 the fair market value of the Company’s investment in common shares of Treasury Metals was $5,592,000, based on the Treasury Metals quoted market price.

As at December 31, 2022, the Company owns approximately 20.0 million Treasury Metals Shares.

	December 31, 2022	December 31, 2021
Balance as at December 31, 2021	$15,400	$63,812
Acquisition – Initial Recognition on August 7, 2020	-	-
Equity loss	(850)	(167)
Dilution event in Q2, 2021	-	(5,000)
Fair value adjustment of Investment in Treasury Metals Inc.	(8,958)	(24,304)
Distribution to shareholders	-	(18,941)
Balance as at December 31, 2022	$5,592	$15,400

The equity accounting for Treasury Metals is based on audited results for the year December 31, 2022. The Company’s equity share of Treasury’s net loss for the year ending December 31, 2022 was $850,000.